Shareholder Fees {- Fidelity Advisor® Series Small Cap Fund}	Jan. 29, 2022 USD ($)
11.30 Fidelity Advisor Series Small Cap Fund - PRO-10 | Fidelity Advisor® Series Small Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none